Average Annual Total Returns (Vanguard Target Retirement 2020 Fund Retail)	Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2020 Composite Index Vanguard Target Retirement 2020 Fund Vanguard Target Retirement 2020 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.11%	6.42%	4.26%	5.97%	12.66%	7.37%
Five Years	9.67%	9.04%	7.51%	4.45%	15.75%	9.93%
Since Inception	6.51%	5.91%	5.04%	5.27%	8.55%	6.63%